Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (950,707)	$ (2,131,712)	$ (6,586,623)	$ (11,727,711)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventories impairment			483
Other income from software developing service, net of cost			(1,000,000)
Loss from disposal of equipment				18,362
Gain from disposal of subsidiaries			(203,333)
Fair value loss on marketable securities			828,367
Depreciation	21,284	37,172	117,907	108,483
Amortization of intangible assets	302,802		612,909
Amortization of debt discounts		238,882	358,284	1,290,050
Amortization of operating right-of-use assets	9,086	9,793	34,561	35,034
Allowance for credit losses	(940)	47,785	395,302	601
Stock-based compensation	70,000		93,111	819,332
Unrealized holding loss on marketable securities	127,507	(60,172)	828,367
Change in operating assets and liabilities
Accounts receivable	(35,784)	(38,300)	(39,559)	(170,107)
Inventories	8,595	15,317	340,605	(204,028)
Other receivables and other current assets	(450,287)	(154,389)	390,355	(352,990)
Other receivables, a related party				(12,860)
Prepayments	33,457	(7,302)	(113,183)	(58,941)
Accounts payable	(805)	92,622	264,745	19,588
Accounts payable, related parties				(14,061)
Customer deposits	(70,442)	(7,786)	(90,086)	95,787
Contract liability	(6,643)	53,848	33,515	107,474
Other payables and accrued liabilities	(33,577)	21,841	(96,398)	468,492
Other payables, related parties		2,332		1,725
Operating lease liabilities	131	(9,793)	(27,163)	(34,065)
Income tax payables	4	(4,900)	(26,605)	49,550
Net cash used in operating activities	(976,319)	(1,894,762)	(4,712,806)	(9,560,285)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment		(6,234)	(16,740)	(86,964)
Purchases of intangible asset			(191,119)
Cash released from disposal of subsidiaries, net of cash received			(44,755)
Proceeds from sale of equipment				25,720
Collaboration deposit	(1,487,372)
Net cash used in investing activities	(1,487,372)	(6,234)	(252,614)	(61,244)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of deferred offering cost				(15,000)
Proceeds from issuance of commons stock in initial public offering				8,235,110
Proceeds from issuance of common stock and prefunded warrants in public offering			3,457,306
Proceeds from issuance of common stock in market offering	2,457,390		431,811
Proceeds received from exercising prefunded warrants			1,400
Capital contribution			16,348
Principal payments of insurance loan	(18,960)	(79,556)	(184,886)	(104,271)
Payments of related party loan	(1,159)	(1,107)	(4,215)	(4,105)
Proceeds from issuance of convertible notes				7,732,092
Repayments of convertible notes			(3,367,291)
Repayment of senior note				(65,000)
Repayments to related parties				(1,728,225)
Proceeds from third party loans				556,719
Repayments to third party loans				(1,948,132)
Net cash provided by (used in) financing activities	2,437,271	(80,663)	350,473	12,659,188
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(101,032)	4,409	221,326	(289,257)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(127,452)	(1,977,250)	(4,393,621)	2,748,402
CASH AND CASH EQUIVALENTS, beginning of period	200,013	4,593,634	4,593,634	1,845,232
CASH AND CASH EQUIVALENTS, end of period	72,561	2,616,384	200,013	4,593,634
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid	9,440	20,957	29,957	46,450
Interest paid	3,020	1,974	51,333	65,679
SUPPLEMENTAL NON-CASH FLOWS INFORMATION
Offering costs paid in the prior period				93,536
Beneficial conversion feature resulted from issuance of convertible notes				749,062
Fair value of warrants issued to underwriter				175,349
Fair value of warrants issued to consultant				856,170
Fair value of common stock issued to consultant			82,000	819,332
Vesting of employee stock compensation			11,111
Recognition of operating right-of-use asset and lease liability				98,795
Recognition of accrued restoration cost in a lease				24,664
Conversion of convertible note payable, net of unamortized discounts		1,325,638	1,811,070	14,476,367
Conversion of convertible note payable, related parties				2,437,574
Issuance of common stock for software development	1,380,000
Financing insurance premium paid by insurance loan		$ 1,000,000	62,965	264,563
Marketable securities received as in exchange of software developing service			1,000,000
Issuance of common stock to related parties for debts cancellation			321,562
Issuance of common stock for acquiring intangible assets			$ 3,553,500